Debt and Warrant Liabilities - Seed Financing Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Debt and Warrant Liabilities
Exercise price of warrant	$ 0.01		$ 0.01
Outstanding liability	$ 49,994,106	$ 43,647,140	$ 27,917,339
Seed financing warrants | Series B units
Debt and Warrant Liabilities
Exercise price of warrant	$ 0.01
Term of warrant	10 years
Percentage of issued and outstanding units on calculation of warrant to acquire	3.00%
Seed financing notes
Debt and Warrant Liabilities
Loan amount	$ 7,900,000	6,500,000	3,600,000
Outstanding liability	$ 6,484,969	$ 6,503,456
Seed financing notes | Series B units
Debt and Warrant Liabilities
Outstanding liability			$ 0
Seed financing notes | Minimum
Debt and Warrant Liabilities
Interest rate	7.80%	7.80%
Default interest rate	15.00%	15.00%
Seed financing notes | Maximum
Debt and Warrant Liabilities
Interest rate	12.00%	12.00%
Default interest rate	18.00%	18.00%